Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (3,080)	$ (3,085)	$ (26,648)	$ (6,617)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Gain on the sale of IP	(1,780)		(1,000)
Depreciation and amortization	23	56	106	46
Intangible asset impairment	14,007
Stock-based compensation	1,065	195	6,368	616
Unrealized foreign exchange loss	255	39
Non-cash finance expense		87
Non-cash lease expense				40
Non-cash interest	26	24	238	280
Loss on investment	36	113
Non-cash finance costs			1,347
Loss (gain) on investment			495	(708)
Foreign currency losses (gains), net			(74)	(68)
Loss on extinguishment of convertible debt		116	141	108
Change in fair value adjustment of convertible debt		201	474	573
Change in fair value adjustment of warrant and derivative liabilities	(12,566)	(45)	(2,087)	(2,131)
Deferred income taxes	(1,227)	33	20	165
Changes in operating assets and liabilities:
Accounts receivable				95
Other current assets	470	(95)	(330)	510
Tax credit receivable	(455)	(403)		(104)
Prepaid expenses	(1,227)	155	130	97
Accounts payable	5,036	108	(1,311)	(62)
Income taxes payable	(7)		8	33
Accrued liabilities	(6,308)	(32)	7,197	(36)
Operating lease liability	(23)	(34)	(124)	(88)
Net cash used in operating activities	(5,755)	(2,567)	(15,050)	(7,251)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment				(3)
Proceeds from the sale of IP	809		1,000
Net cash provided by investing activities	809		1,000	(3)
CASH FLOWS FROM FINANCING ACTIVITIES:
Line of credit		35	(84)	84
Proceeds from common stock units and preferred stock issuance			32,125	3,703
Proceeds from exercise of warrants			2,765
Share issuance costs			(484)	(223)
Series A preferred share issuance costs			(1,557)
Proceeds from convertible loan		1,140	1,140	3,002
Loan proceeds		1,150	2,858
Repayment of loan			(2,944)	(533)
Net cash provided by financing activities		2,325	33,819	6,033
Net decrease in cash	(4,946)	(242)
Net increase (decrease) in cash			19,769	(1,221)
Effect of exchange rate changes on cash	(65)	49	(512)	(5)
Cash, beginning of period	19,555	298	298	1,524
Cash, end of period	14,544	105	19,555	298
Supplemental disclosure of cash flow information
Cash paid for income taxes	1		118
Cash paid for interest	13	55	262	40
Supplemental disclosure of non-cash investing and financing activities:
Offset of payable against receivable from sale of IP	971
Conversion of Series A Convertible Preferred stock to equity, net	381
Accrued liability on Series A Preferred shares	134
Deemed 8% dividend on Series A Preferred shares	1,572
Conversion of convertible debt to equity		2,329	2,825	3,163
Conversion of investor warrants			206
Shares issued to settle accounts payable		55	55
Conversion of derivative liability to equity				1,412
Conversion of Series A Convertible Preferred stock to equity			82
Acquisition of NCI				1,873
Non-cash share issuance costs			2,384	429
Right of use asset modification		$ 145	$ 145